Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,327,200.00
Total Fee Amount	4,326.29
Total Offset Amount	0.00
Net Fee	$ 4,326.29
Offering Table N/A
Offset Table N/A	N/A